Risk management - Structural Interest Rate Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	0.50%
Percentage of reasonably possible decrease in risk assumption	0.50%
Interest rate risk
Structural interest rate risk
Value at risk	€ 9.7	€ 7.9	€ 17.9
Interest rate risk | 100 basis points
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%
Interest rate risk | 25 basis points
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	0.25%
Percentage of reasonably possible decrease in risk assumption	0.25%
Interest rate risk | 50 basis points
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	0.50%
Percentage of reasonably possible decrease in risk assumption	(0.50%)
Interest rate risk | 75 basis points
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	0.75%
Percentage of reasonably possible decrease in risk assumption	0.75%
Interest rate risk | Latin America | 100 basis points
Structural interest rate risk
Percentage of reasonably possible decrease in risk assumption	1.00%
Banking Book | Interest rate risk | Europe and United States | 100 basis points
Structural interest rate risk
Period covered by sensitivity analysis	1 year
Percentage of reasonably possible decrease in risk assumption	1.00%
Banking Book | Interest rate risk | Europe and United States | EUR | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	€ 269.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	269.0
Banking Book | Interest rate risk | Europe and United States | GBP | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	203.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	203.0
Banking Book | Interest rate risk | Europe and United States | USD | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	130.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	130.0
Banking Book | Interest rate risk | Europe and United States | Polish zloty | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	53.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	€ 53.0
Banking Book | Interest rate risk | Latin America | 100 basis points
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	1.00%
Banking Book | Interest rate risk | BRAZIL | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	€ 45.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	45.0
Banking Book | Interest rate risk | CHILE | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	35.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	35.0
Banking Book | Interest rate risk | MEXICO | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	12.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	€ 12.0
Banking Book | Net interest income risk | Europe and United States | 100 basis points
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	1.00%
Banking Book | Net interest income risk | Latin America | 100 basis points
Structural interest rate risk
Period covered by sensitivity analysis	1 year
Banking Book | Market value of equity | Latin America | 100 basis points
Structural interest rate risk
Period covered by sensitivity analysis	1 year
Percentage of reasonably possible increase in risk assumption	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%
Banking Book | Market value of equity | BRAZIL | 100 basis points
Structural interest rate risk
Increase (decrease) in equity due to reasonably possible increase in designated risk component	€ 419.0
Increase (decrease) in equity due to reasonably possible decrease in designated risk component	419.0
Banking Book | Market value of equity | CHILE | 100 basis points
Structural interest rate risk
Increase (decrease) in equity due to reasonably possible increase in designated risk component	219.0
Increase (decrease) in equity due to reasonably possible decrease in designated risk component	219.0
Banking Book | Market value of equity | MEXICO | 100 basis points
Structural interest rate risk
Increase (decrease) in equity due to reasonably possible increase in designated risk component	172.0
Increase (decrease) in equity due to reasonably possible decrease in designated risk component	€ 172.0